Basis of Financial Statements and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2011
Basis of Financial Statments and Summary of Significant Accounting Policies
Description of Business

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 2 for more information on the securities joint venture with Morgan Stanley. Through MUFG's subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and provides related services to individual and corporate customers. See Note 27 for more information by business segment.

Basis of Financial Statements

Basis of Financial Statements

The accompanying consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("US GAAP"). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.

Fiscal periods of certain subsidiaries, which end on or after December 31, and MUFG's fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2009, 2010 and 2011, the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal periods ended on or after December 31, would have resulted in an increase of ¥2.42 billion to net loss, an increase of ¥3.90 billion to net income and an increase of ¥13.87 billion to net income, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2009, 2010 and 2011 which, if recorded, would have had material effects to consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2009, 2010 and 2011.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, valuation allowances of deferred tax assets, tax reserves, valuation of financial instruments, goodwill, intangible assets, investment securities and accrued severance indemnities and pension liabilities.

Summary of Significant Accounting Policies

Summary of Significant Accounting Policies

Significant accounting policies applied in the accompanying consolidated financial statements are summarized below:

Consolidation—The consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities ("VIEs") (together, the "MUFG Group"). In situations in which the MUFG Group has control through either majority ownership of voting stock and/or other means, including, but not limited to, the power to direct or influence entity management and policies, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group's equity interest in the earnings of these equity investees and gains or losses realized on disposition of such investments are reported in Equity in losses of equity method investees.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that will absorb majority of the VIE's expected losses or receive majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of the VIE which most significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal periods.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of accumulated other changes in equity from nonowner sources. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal periods. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase ("repurchase agreements"), securities purchased with agreements to resell ("resale agreements") and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if control over the securities is not surrendered. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2009, 2010 and 2011, there were no such transactions accounted for as sales.

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the consolidated balance sheets.

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value on the consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits (losses)—net, as appropriate. The MUFG Group has elected fair value option accounting for certain foreign securities. See Note 29 for a further discussion of fair value option accounting.

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available-for-sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other changes in equity from nonowner sources, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost, and also securities held by subsidiaries that are investment companies or broker and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and broker and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to consolidated statements of operations when, in the opinion of management, a decline in estimated fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains (losses)—net in the consolidated statements of operations. In determining other than temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. The MUFG Group adopted the new guidance which amends the other than temporary impairment model for debt securities on April 1, 2009. See Accounting Changes-Recognition and Presentation of Other-Than-Temporary Impairments for a further discussion. This new guidance did not affect the other than temporary impairment model for equity securities. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers' financial needs. Derivatives are also used to manage its market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices, and counterparty credit risk.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits (losses)—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated by the MUFG Group and qualify for hedge accounting. A derivative is designated as a hedging instrument at the inception of each such hedge relationship and the MUFG Group documents, for such individual hedging relationships, the risk management objective and strategy, including identifying the item being hedged, identifying the specific risk being hedged and the method used to assess the hedge's effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other changes in equity from nonowner sources. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans—Loans originated by the MUFG Group ("originated loans") are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the contractual lives of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UnionBanCal Corporation ("UNBC") based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, or its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest. Specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income. The MUFG Group does not capitalize any accrued interest in the principal balances of impaired loans at each balance sheet date.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor's estimate of undiscounted cash flows over the investor's initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan's yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition are recognized as impairments.

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. Interests in loans sold through a securitization accounted for as a sale may be retained in the form of subordinated tranches or beneficial interests. These retained interests are primarily recorded in Securities available for sale. The previous carrying amount of the loans involved in the transfer is allocated between the loans sold and the retained interests based on their relative fair values at the date of the securitization. Since quoted market prices are generally not available, the MUFG Group usually estimates fair value of these retained interests based on the present value of future expected cash flows by using modeling techniques that involve management's best estimates of key assumptions, which may include default ratio, recovery rates, and discount rates. See Accounting Changes—Amendment of Accounting for Transfers of Financial Assets and Note 29 for details of fair value measurements.

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit loss is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or current trends. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by category of loan based on its type and characteristics.

The methodologies used to estimate the allowance for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment is the internal credit rating assigned to each borrower which represents the borrower's creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a troubled debt restructuring ("TDR"), based on the internal credit rating and historical loss factors which are based on the loss experience. Loans categorized as Normal represent those that are not deemed to have collectibility issues. Loans categorized as Close Watch represent those that require close monitoring due to borrowers' unstable business performance or their financial condition. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is basically determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan's effective rate, the loan's observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management's judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management's evaluation of various conditions that are not directly or indirectly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas, credit quality trends, collateral values, loan volumes and concentrations, seasoning of the loan portfolio, specific industry conditions, recent loss experience, duration of the current business cycle, bank regulatory examination results and findings of the internal credit examiners. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill—Before April 1, 2009, the MUFG Group had recognized goodwill, as of the acquisition date, measured as the excess of the cost of investments in subsidiaries over its share of the fair value of net assets. After the adoption of new guidance on accounting for business combinations on April 1, 2009, the MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	12 to 27	Declining-balance
Trade names	5 to 40	Straight-line

Intangible assets having indefinite useful lives, primarily certain customer relationships, are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers' accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other changes in equity from nonowner sources. The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group's business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' demand for reimbursement, and appropriate management's future forecasts. The allowance is recorded as a liability in Other liabilities. In relation to the estimate of this allowance, see Note 1 "Change in Accounting Estimates" section for the details.

Fees and Commissions—Revenue recognition of major components of fees and commissions is as follows:

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Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

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Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

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Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year.

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a "stock split" as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings (Loss) per Common Share—Basic earnings per share ("EPS") excludes dilutive effects of potential common shares and is computed by dividing income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus, and unappropriated retained earnings.

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other changes in equity from nonowner sources. All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute changes in equity from nonowner sources and are presented, with related income tax effects, in the consolidated statements of changes in equity from nonowner sources.

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Consolidation

Consolidation—The consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities ("VIEs") (together, the "MUFG Group"). In situations in which the MUFG Group has control through either majority ownership of voting stock and/or other means, including, but not limited to, the power to direct or influence entity management and policies, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group's equity interest in the earnings of these equity investees and gains or losses realized on disposition of such investments are reported in Equity in losses of equity method investees.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that will absorb majority of the VIE's expected losses or receive majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of the VIE which most significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal periods.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of accumulated other changes in equity from nonowner sources. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal periods. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase ("repurchase agreements"), securities purchased with agreements to resell ("resale agreements") and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if control over the securities is not surrendered. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2009, 2010 and 2011, there were no such transactions accounted for as sales.

Collateral

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the consolidated balance sheets.

Trading Account Securities

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value on the consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits (losses)—net, as appropriate. The MUFG Group has elected fair value option accounting for certain foreign securities. See Note 29 for a further discussion of fair value option accounting.

Investment Securities

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available-for-sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other changes in equity from nonowner sources, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost, and also securities held by subsidiaries that are investment companies or broker and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and broker and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to consolidated statements of operations when, in the opinion of management, a decline in estimated fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains (losses)—net in the consolidated statements of operations. In determining other than temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. The MUFG Group adopted the new guidance which amends the other than temporary impairment model for debt securities on April 1, 2009. See Accounting Changes-Recognition and Presentation of Other-Than-Temporary Impairments for a further discussion. This new guidance did not affect the other than temporary impairment model for equity securities. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers' financial needs. Derivatives are also used to manage its market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices, and counterparty credit risk.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits (losses)—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated by the MUFG Group and qualify for hedge accounting. A derivative is designated as a hedging instrument at the inception of each such hedge relationship and the MUFG Group documents, for such individual hedging relationships, the risk management objective and strategy, including identifying the item being hedged, identifying the specific risk being hedged and the method used to assess the hedge's effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other changes in equity from nonowner sources. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans

Loans—Loans originated by the MUFG Group ("originated loans") are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the contractual lives of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UnionBanCal Corporation ("UNBC") based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, or its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest. Specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income. The MUFG Group does not capitalize any accrued interest in the principal balances of impaired loans at each balance sheet date.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor's estimate of undiscounted cash flows over the investor's initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan's yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition are recognized as impairments.

Loan Securitization

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. Interests in loans sold through a securitization accounted for as a sale may be retained in the form of subordinated tranches or beneficial interests. These retained interests are primarily recorded in Securities available for sale. The previous carrying amount of the loans involved in the transfer is allocated between the loans sold and the retained interests based on their relative fair values at the date of the securitization. Since quoted market prices are generally not available, the MUFG Group usually estimates fair value of these retained interests based on the present value of future expected cash flows by using modeling techniques that involve management's best estimates of key assumptions, which may include default ratio, recovery rates, and discount rates. See Accounting Changes—Amendment of Accounting for Transfers of Financial Assets and Note 29 for details of fair value measurements.

Allowance for Credit Losses

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit loss is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or current trends. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by category of loan based on its type and characteristics.

The methodologies used to estimate the allowance for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment is the internal credit rating assigned to each borrower which represents the borrower's creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a troubled debt restructuring ("TDR"), based on the internal credit rating and historical loss factors which are based on the loss experience. Loans categorized as Normal represent those that are not deemed to have collectibility issues. Loans categorized as Close Watch represent those that require close monitoring due to borrowers' unstable business performance or their financial condition. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is basically determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan's effective rate, the loan's observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management's judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management's evaluation of various conditions that are not directly or indirectly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas, credit quality trends, collateral values, loan volumes and concentrations, seasoning of the loan portfolio, specific industry conditions, recent loss experience, duration of the current business cycle, bank regulatory examination results and findings of the internal credit examiners. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Allowance for Off-Balance Sheet Credit Instruments

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises and Equipment

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill

Goodwill—Before April 1, 2009, the MUFG Group had recognized goodwill, as of the acquisition date, measured as the excess of the cost of investments in subsidiaries over its share of the fair value of net assets. After the adoption of new guidance on accounting for business combinations on April 1, 2009, the MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible Assets

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	12 to 27	Declining-balance
Trade names	5 to 40	Straight-line

Intangible assets having indefinite useful lives, primarily certain customer relationships, are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance and Pension Liabilities

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers' accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other changes in equity from nonowner sources. The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt	Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.
Obligations Under Guarantees

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group's business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance for Repayment of Excess Interest

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' demand for reimbursement, and appropriate management's future forecasts. The allowance is recorded as a liability in Other liabilities. In relation to the estimate of this allowance, see Note 1 "Change in Accounting Estimates" section for the details.

Fees and Commissions

Fees and Commissions—Revenue recognition of major components of fees and commissions is as follows:

•

Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

•

Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

•

Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year.

Free Distributions of Common Shares

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a "stock split" as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings (Loss) Per Common Share

Earnings (Loss) per Common Share—Basic earnings per share ("EPS") excludes dilutive effects of potential common shares and is computed by dividing income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus, and unappropriated retained earnings.

Comprehensive Income (Loss)

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other changes in equity from nonowner sources. All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute changes in equity from nonowner sources and are presented, with related income tax effects, in the consolidated statements of changes in equity from nonowner sources.

Stock-Based Compensation

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Reclassifications

Reclassifications

Certain reclassifications and format changes have been made to the consolidated financial statements for the fiscal years ended March 31, 2009 and 2010 to conform to the presentation for the fiscal year ended March 31, 2011.

These reclassifications and format changes include the presentation of "Changes in financial instruments measured at fair value under fair value option, excluding trading account securities —net (Note 29)" as a separate line item which had previously been presented as "Other—net" in cash flows from operating activities in the consolidated statements of cash flows for the fiscal years ended March 31, 2009 and 2010.

These reclassifications and format changes did not result in a change to previously reported financial positions and results of operations.

Change in Accounting Estimates

Change in Accounting Estimates

The MUFG Group periodically updates underlying assumptions to make a current estimate of the allowance for credit losses. During the fiscal year ended March 31, 2009, MUTB adopted an advanced estimation to determine the appropriate level of formula allowance, which is estimated based primarily on the default ratio and the recoverable ratio. Previously, the recoverable ratio was computed according to the amount of the secured part of the loan or appraisal of the collateral, which was discounted by a certain rate. Due to the accumulation of the historical data, MUTB has begun incorporating the historical recovery data of the unsecured portion of loans and of the respective collateral for its respective recoverable ratios since the fiscal year ended March 31, 2009. For the fiscal year ended March 31, 2009, the effect from those changes had a positive impact on Income (loss) before income tax expense (benefit) and Net income (loss) attributable to Mitsubishi UFJ Financial Group of ¥104 billion and ¥62 billion, respectively, and a corresponding impact on both basic and diluted earnings (loss) per common share of ¥5.69 per share.

The MUFG Group observed that the market for collateralized loan obligations ("CLOs") backed by general corporate loans became significantly inactive compared with normal market activity due to the reduction in liquidity of certain debt securities resulting from the global financial market instability in the second half of the fiscal year ended March 31, 2009. Under such circumstances, the MUFG Group concluded that the unadjusted non-binding quotes from broker-dealers became less reflective of the fair values for CLOs backed by general corporate loans. Consequently, during the second half of the fiscal year ended March 31, 2009, the MUFG Group changed the valuation method for estimating the fair value of such CLOs from the method adopting unadjusted quotes from independent broker-dealers to the estimation method by weighting the internal model prices and the non-binding broker-dealer quotes. This change in valuation method was accounted for prospectively as a change in accounting estimate. See Note 29 for the details of the valuation method.

Prior to the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS, an MUFG's consumer finance subsidiary had estimated the allowance for repayment of excess interest (see Note 24 for the details of this allowance) based primarily on historical reimbursement rates of excess interest. For the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS revised its estimate by updating management's future forecast to reflect new reimbursement claims information and other data following various legal and industry developments that occurred during the fiscal year. For the fiscal year ended March 31, 2011, the effect from the changes had a negative impact on Income (loss) before income tax expense (benefit) and Net income (loss) attributable to Mitsubishi UFJ Financial Group of ¥61 billion and ¥49 billion, respectively, and a corresponding impact on both basic and diluted earnings (loss) per common share of ¥3.45 per share.

Accounting Changes

Accounting Changes

Defined Benefit Pension and Other Postretirement Plans—In September 2006, the FASB issued new guidance related to employers' accounting for defined benefit pension and other postretirement plans. The new guidance clarifies that defined benefit assets and obligations should be measured as of the date of the entity's consolidated balance sheets. The requirement to measure plan assets and benefit obligations as of the date of the consolidated balance sheets was effective for fiscal years ending after December 15, 2008.

The MUFG Group adopted the new measurement date provisions on April 1, 2008 which changed the measurement date for plan assets and benefit obligations of BTMU and some of its domestic subsidiaries from December 31 to March 31 by using the approach that remeasured plan assets and benefit obligations as of March 31, 2008. The MUFG Group recognized ¥411 million in gains on settlement during the period from January 1, 2008 to March 31, 2008 and recorded a decrease in the beginning balance of retained earnings as of April 1, 2008 by ¥132 million, net of taxes, and a decrease in the beginning balance of accumulated other changes in equity from nonowner sources as of April 1, 2008 by ¥131,574 million, net of taxes, as a result of adopting this provision. The impact on the beginning balance of accumulated other changes in equity from nonowner sources upon adoption of the new measurement date provisions as of April 1, 2008 is mainly due to a decrease in the fair value of plan assets of ¥175,680 million and an increase in benefit obligations of ¥32,382 million, net of ¥4,333 million in settlements during the period from January 1, 2008 to March 31, 2008 recognized as lump-sum payments for the fiscal year ended March 31, 2008. The increase was caused by a decline in the discount rate from December 31, 2007 to March 31, 2008.

Fair Value Measurements—In September 2006, the FASB issued new guidance on the measurement of fair value. This new guidance defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. In addition, it applies under other accounting topics that require or permit fair value measurements since the FASB previously concluded in those accounting topics that fair value is the relevant measurement attribute. Accordingly, this new guidance does not require any new fair value measurements. Under the new guidance, fair value refers to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, a fair value hierarchy is established that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Fair value measurements are separately disclosed by level within the fair value hierarchy. This new guidance is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. It shall be applied prospectively, except for the provisions related to block discounts, and existing derivative and hybrid financial instruments measured at fair value using the transaction price. This new guidance nullifies the guidance which requires the deferral of trade date gains or losses on derivatives where the fair value of those derivatives were not obtained from a quoted market price, supported by comparison to other observable market transactions, or based upon a valuation technique incorporating observable market data. The new guidance also precludes the use of a blockage factor when measuring financial instruments traded in an active market at fair value and requires consideration of nonperformance risk when measuring liabilities at fair value. Effective April 1, 2008, the MUFG Group adopted the new guidance for measurement of fair value. Upon its adoption, the difference between the carrying amount and fair value of the derivatives measured under the previous guidance was recognized as a cumulative effect to the beginning balance of retained earnings as of April 1, 2008 in the amount of ¥27,317 million, net of taxes.

In February 2008, the FASB issued new guidance on the application of fair value measurements for purposes of lease classification or measurement and new guidance on the effective date of the application of fair value measurements. The first guidance amends the fair value measurement guidance to exclude lease accounting, and other accounting topics that address fair value measurements for the purposes of lease classification or measurement. However, this scope exception does not apply to assets acquired and liabilities assumed in a business combination that are required to be measured at fair value, regardless of whether those assets and liabilities are related to leases. The second guidance applies to nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in an entity's financial statements on a recurring basis and defers the effective date of the fair value measurement guidance to fiscal years beginning after November 15, 2008, and interim periods within those fiscal years for those items. The MUFG Group adopted the guidance on April 1, 2008 to all financial assets and liabilities measured and disclosed on a fair value basis, excluding the nonfinancial assets and liabilities. For the nonrecurring nonfinancial assets and nonfinancial liabilities, including premises and equipment, intangible assets and goodwill measured at fair value for impairment, the MUFG Group adopted the fair value measurement guidance on April 1, 2009. The adoption of this new guidance did not have a material impact on the MUFG Group's financial position and results of operations.

In October 2008, the FASB issued new guidance to clarify how an entity would determine fair value in a market that is not active. This guidance was effective upon issuance and did not have a material impact on the MUFG Group's financial position and results of operations.

In April 2009, the FASB staff issued an amendment to the fair value measurement guidance, providing additional guidance for estimating fair value when the volume and level of activity for the asset or liability has significantly decreased, including guidance on identifying circumstances that indicate a transaction is not orderly. This amendment requires entities to disclose, in both interim and annual periods, the inputs and valuation techniques used to measure fair value and provide by major categories of debt and equity securities, the fair value hierarchy and Level 3 roll-forward disclosures. This amendment was effective prospectively for interim and annual periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this amendment on April 1, 2009, which had no material impact on its financial position and results of operations.

See Note 29 for a further discussion of the adoption of the new fair value measurement guidance.

Fair Value Option for Financial Assets and Financial Liabilities—In February 2007, the FASB issued new guidance which provided an option for measuring certain financial assets and financial liabilities using fair value. This guidance allows entities to choose, at specified election dates, to measure eligible financial assets and liabilities and certain other items at fair value that are not otherwise required to be measured at fair value. If a company elects the fair value option for an eligible item, changes in that item's fair value in subsequent reporting periods must be recognized in current earnings. This guidance was effective for fiscal years beginning after November 15, 2007. Early adoption is permitted subject to certain conditions. The MUFG Group adopted this guidance on April 1, 2008. The MUFG Group elected the fair value option for foreign securities classified as available-for-sale held by BTMU and MUTB in the amount of ¥10,448,079 million, whose unrealized gains and losses were reported within accumulated other changes in equity from nonowner sources as of March 31, 2008. BTMU and MUTB economically manage, through their asset and liability management activities, risks associated with their foreign currency-denominated financial assets and liabilities related to fluctuation of foreign exchange rates. However, prior to the adoption of this guidance for these securities, gains and losses on translation of these securities were reflected in other changes in equity from nonowner sources, while gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings. The MUFG Group elected the fair value option for these securities to mitigate accounting mismatches related to fluctuations of foreign exchange rates. As a result of adopting the fair value option on these securities, MUFG recorded an increase in the beginning balance of retained earnings as of April 1, 2008 of ¥20,150 million, net of taxes. In addition, the MUFG Group elected the fair value option for certain financial instruments held by MUSHD's foreign subsidiaries, which increased the beginning balance of retained earnings as of April 1, 2008 of ¥12,829 million, net of taxes.

Noncontrolling Interests—In December 2007, the FASB issued new guidance which requires companies to clearly identify and present ownership interests in subsidiaries held by parties other than the parent in the consolidated financial statements within the equity section but separate from the parent's equity. It also requires the amount of consolidated net income attributable to the parent and to the noncontrolling interests be clearly identified and presented on the face of the consolidated statements of operations; changes in parent's ownership interest while the parent retains its controlling financial interest in its subsidiary be accounted for similarly as equity transactions; and when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary and the gain or loss on the deconsolidation of the subsidiary be measured at fair value. This guidance is effective for financial statements issued for fiscal years beginning on or after December 15, 2008. The MUFG Group adopted this guidance on April 1, 2009. As a result, effective April 1, 2009, ¥232,225 million of noncontrolling interests as of March 31, 2009 was reclassified from Other liabilities to Equity on its consolidated balance sheets.

Recognition and Presentation of Other-Than-Temporary Impairments—In April 2009, the FASB staff issued guidance, which amends the other than temporary impairment model for debt securities. This guidance requires an entity to recognize an other than temporary impairment of a debt security if the entity has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis. In addition, this guidance requires an entity to recognize the credit component of an other-than-temporary impairment of a debt security in earnings or the noncredit component in accumulated other changes in equity from nonowner sources when the entity does not intend to sell the debt security and if it is more likely than not that the entity will not be required to sell the debt security before recovery of its amortized cost basis. This guidance also requires additional disclosures, such as the calculation of credit losses, as well as factors considered in reaching a conclusion that an investment is not other than temporarily impaired by major security types. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this guidance on April 1, 2009. The cumulative effect of the change included a decrease in the opening balance of Accumulated deficit at April 1, 2009 of ¥118,210 million, net of taxes with a corresponding adjustment to accumulated other changes in equity from nonowner sources. See Note 3 for a further discussion on this guidance.

Amendment of Accounting for Transfers of Financial Assets—In June 2009, the FASB issued new guidance which clarifies the application of certain derecognition concepts and eliminates the concept of a qualifying special purpose entity. The guidance also clarifies the concept of "surrendered control" to consider any continuing involvement with the transferred assets regardless of when the terms were agreed. In addition, the guidance introduces the term "participating interest" to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. Finally, the guidance eliminated certain alternatives with respect to initial recognition and measurement and replaced them with a requirement that a transferor recognize and initially measure all assets obtained including a transferor's beneficial interest and liabilities incurred as a result of a transfer of financial assets accounted for as a sale, at fair value. This guidance is effective for the first annual reporting period beginning after November 15, 2009, and interim periods within that year, with early application prohibited. The MUFG Group adopted this guidance on April 1, 2010, which had no impact on its financial position and results of operations. See Note 4 for details of the additional disclosures required by this guidance.

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the variable interest entity which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a variable interest entity. This guidance is effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the new guidance above prospectively. Accordingly, prior periods have not been restated. See Note 23 for more information of disclosures required by the guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting period beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure with regard to the Level 3 activity, which had no impact on its financial position and results of operations. See Note 29 for a further discussion on this guidance.

Amendment of Accounting for Impaired Loans when the Pool of Loans is Accounted for as a Single Asset—In April 2010, the FASB issued new guidance which amends the accounting for modifications of loans that are acquired with evidence of credit deterioration and accounted for as a pool. The amendment provides that modifications of such loans, which are acquired with evidence of credit deterioration and accounted for as a pool, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loans are included is impaired if expected cash flows for the pool change. No additional disclosures are required as a result of this guidance. This guidance is effective for modifications of loans accounted for within pools occurring in the first interim or annual period ending on or after July 15, 2010, with early application permitted. Upon initial adoption of the guidance, an entity may make a one-time election to terminate accounting for loans as a pool. This election may be applied on a pool-by-pool basis and does not preclude an entity from applying pool accounting to subsequent acquisitions of loans with credit deterioration. The MUFG Group adopted this guidance on April 1, 2010, which had no material impact on its financial position and results of operations.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of TDR and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. Existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward and modification disclosures will be required for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period which are effective for interim and annual reporting periods beginning on or after December 15, 2010. The guidance affected the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

In January 2011, the FASB issued further guidance which defers the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon the issuance, which had no impact on its financial position and results of operations.

In April 2011, the FASB issued further guidance which finalizes its project on determining what constitutes a TDR for a creditor. Under this guidance, the deferred date for disclosures about TDRs by creditors is effective for the first interim and annual periods beginning on or after June 15, 2011. See Recently Issued Accounting Pronouncement—Amendment to Accounting for a Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring for details.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Amendment to Accounting for A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor's evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor's evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower's effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted. This new guidance will only affect the presentation of other comprehensive income, and will not affect the MUFG Group's financial position and results of operations.